Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued liabilities and other current liabilities [Abstract]
Schedule of accrued liabilities and other current liabilities
	December 31,
	2014	2015
	RMB	RMB

Accrued revenue sharing fees	160,248	298,805
Accrued salaries and welfare	168,300	169,041
Accrued bandwidth costs	53,399	71,507
Market promotion expenses	5,944	29,358
Business and other taxes payable	15,220	14,370
Value added taxes payable	2,734	16,010
Interests payable	13,944	14,795
Others	58,914	68,003

Total	478,703	681,889